Total
Evercore Equity Fund
Evercore Equity Fund
Investment Objectives
The primary investment objective of the Evercore Equity Fund (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Evercore Equity Fund Evercore Equity Fund
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.24%
Expense Reimbursement	0.01%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%	[2]
[1]	During the fiscal year ended December 31, 2019, the Fund paid amounts to Evercore Wealth Management, LLC (the “Adviser”) that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE. Without AFFE, Total Annual Fund Operating Expenses would have been 1.00% for the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one year example and the first year of the three, five and ten year examples are based on net operating expenses, which reflect the expense limitation by the Adviser.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Evercore Equity Fund | Evercore Equity Fund | USD ($)	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 15.11% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its primary investment objective to produce growth of capital by investing principally in a diversified portfolio of domestic common stocks. The Fund seeks to achieve its secondary objective of income generation, which may accompany capital appreciation, through the selection of dividend-paying securities. There can be no assurance that the Fund’s investment objectives will be achieved. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly, through investments in American Depositary Receipts (“ADRs”).

The Fund may invest in large, medium and small capitalization companies. The Adviser uses a fundamental analysis of financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings. The Adviser further evaluates the capital allocation strategy of these companies. The Adviser continuously monitors the Fund’s investments and assesses whether an investment’s fundamentals justify holding or selling that particular security. In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

•	Careful selection of securities – the Adviser selects investments based on the fundamental operating performance of individual companies relative to other available investments.

•
Broad diversification among industries– the Adviser believes that industry diversification is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

Principal Risks
The value of your investment will go up and down, and you could lose money by investing in the Fund. The following principal risks can affect the value of your investment:

•
Equity Risk. The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time. These price movements may result from changes in an issuer’s financial condition as well as general market, economic, and political conditions and other factors.

•
Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that the Fund receives may be a return of capital.

•
Smaller Companies Risk. Securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•
Management Risk. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•
Medium and Large Companies Risk. Compared to smaller companies, medium- and large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium size companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

•
Foreign Securities Risk. Investments in foreign securities, including ADRs, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•
Market Risk.  The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance.  Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole.  Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects.  Events such as natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

•	Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.evercoreequityfund.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of its predecessor fund, the Wall Street Fund, which was advised by the Adviser and had the same investment objectives and strategies as the Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014. Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund.

Year-by-Year Total Return as of December 31

Best Quarter Q1 ‘19: 15.84% Worst Quarter Q4 ‘18: -15.13%
Average Annual Total Returns as of December 31, 2019:
Average Annual Total Returns - Evercore Equity Fund	Label	1 Year	5 Years	10 Years
Standard & Poor’s 500® Index (reflects no deduction for fees, expenses or taxes)	Standard & Poor’s 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Russell 1000® Index (reflects no deduction for fees, expense or taxes)	Russell 1000® Index (reflects no deduction for fees, expense or taxes)	31.43%	11.48%	13.54%
Evercore Equity Fund	Return Before Taxes	38.46%	11.16%	13.15%
Evercore Equity Fund | After Taxes on Distributions	Return After Taxes on Distributions	37.74%	10.57%	12.61%
Evercore Equity Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.29%	8.76%	10.91%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.